Intangible assets, net (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Apr. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets	Intangible assets, net, consisted of the following:
As of
January 31, 2026
(Unaudited) US$
Intangible assets	$20,046,290
Accumulated amortization	(13,364,193)
Intangible assets, net	$6,682,097

Intangible assets, net, consisted of the following:

	As of	As of
	April 30,	April 30,
	2025	2024
Intangible assets	$20,046,290	$20,046,290
Accumulated amortization	(10,357,250)	(6,347,992)
Intangible assets, net	$9,689,040	$13,698,298

Schedule of amortization of intangible assets	Estimated future amortization expense is as follows:
Amortization
For the year ending April 30,	expense
For the remaining fiscal year of 2026	$1,002,315
2027	4,009,258
2028	1,670,524
Total	$6,682,097
Estimated future amortization expense is as follows:
Amortization
For the year ending April 30,	expense
2026	$4,009,258
2027	4,009,258
2028	1,670,524
Total	$9,689,040